Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	£ 1,662	£ 687
Exchange adjustments	(102)	(36)
Credit/(charge) to statement of comprehensive income	201	(48)
Acquisitions/Disposals	(495)	(1)
R&D credits utilisation	(76)	58
Transfer of assets held for sale/ distribution	3,291
At 31 December 2022	5,369	1,662
Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	91	60
Exchange adjustments	1	0
Credit/(charge) to statement of comprehensive income	(11)	11
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	(2)
At 31 December 2022	57	91
Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	850	843
Exchange adjustments	0	0
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	0
At 31 December 2022	992	850
Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	(3,711)	(3,982)
Exchange adjustments	(264)	(41)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	(637)	0
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	3,667
At 31 December 2022	(819)	(3,711)
Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	(211)	(296)
Exchange adjustments	(29)	17
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	(1)	3
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	62
At 31 December 2022	(57)	(211)
Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	1,450	1,060
Exchange adjustments	6	(1)
Credit/(charge) to statement of comprehensive income	42	0
Acquisitions/Disposals	67	0
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	(8)
At 31 December 2022	1,661	1,450
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	1,554	1,104
Exchange adjustments	160	0
Credit/(charge) to statement of comprehensive income	(12)	164
Acquisitions/Disposals	76	(4)
R&D credits utilisation	(76)	58
Transfer of assets held for sale/ distribution	(250)
At 31 December 2022	1,642	1,554
Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	888	1,002
Origination and reversal of temporary differences [member] | Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(22)	20
Origination and reversal of temporary differences [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	142	7
Origination and reversal of temporary differences [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	126	312
Origination and reversal of temporary differences [member] | Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	122	65
Origination and reversal of temporary differences [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	104	391
Origination and reversal of temporary differences [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	190	232
Pensions and other post-employment benefits [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	640	874
Exchange adjustments	64	(17)
Credit/(charge) to statement of comprehensive income	182	(223)
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	(60)
At 31 December 2022	794	640
Pensions and other post-employment benefits [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(32)	6
Intra group profit [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2021	999	1,024
Exchange adjustments	(40)	6
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets held for sale/ distribution	(118)
At 31 December 2022	1,099	999
Intra group profit [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ 258	£ (31)